Other Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Other Assets Disclosure [Line Items]
Other assets	[1]	₨ 129,380.8	₨ 114,420.9	$ 1,574.1
Unrealized gain/(loss) recognized in non-interest revenue–other, net		7,160.1
Unrealized gain/(loss) recognized in non-interest revenue–other, net			(7,633.5)
Equity securities
Other Assets Disclosure [Line Items]
Other assets		22,103.4	14,736.7
Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		₨ 2,640.8	₨ 2,665.9

[1]	Others include equity securities with carrying value amounting to Rs. 14,736.7 million and Rs. 22,103.4 million as of March 31, 2022 and March 31, 2023, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 2,665.9 million and Rs. 2,640.8 million as of March 31, 2022 and March 31, 2023, respectively. Unrealized gain/(loss)recognized in non-interest revenue–other, net amount to Rs. (7,633.5) million and Rs. 7,160.1 million for the fiscal years ended March 31, 2022 and March 31, 2023, respectively.